Net Contributions (Withdrawals) by Contract Owners (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	$ 2,237,732	$ 2,453,874	$ 2,374,644
Policy loans	(876,387)	(964,847)	(955,662)
Policy loan repayments and interest	1,576,177	1,589,698	1,664,535
Surrenders, withdrawals and death benefits	(4,359,145)	(3,843,157)	(3,959,646)
Net transfers from/(to) other subaccounts or fixed rate option	(1,167,741)	(1,078,379)	(1,010,619)
Miscellaneous transactions	(5,947)	5,018	9,772
Administrative and other charges	(1,796,305)	(1,857,652)	(1,935,801)
Net Contributions (Withdrawals) by Contract Owners	(4,391,616)	(3,695,445)	(3,812,777)
VAL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	2,088,543	2,296,578	2,211,649
Policy loans	(820,743)	(891,790)	(883,472)
Policy loan repayments and interest	1,428,976	1,523,621	1,526,708
Surrenders, withdrawals and death benefits	(3,855,790)	(3,484,541)	(3,567,844)
Net transfers from/(to) other subaccounts or fixed rate option	(1,091,672)	(1,013,153)	(956,277)
Miscellaneous transactions	(3,863)	5,668	12,164
Administrative and other charges	(1,619,926)	(1,675,713)	(1,754,899)
Net Contributions (Withdrawals) by Contract Owners	(3,874,475)	(3,239,330)	(3,411,971)
VLI
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	149,189	157,296	162,995
Policy loans	(40,459)	(61,152)	(55,521)
Policy loan repayments and interest	74,420	52,640	56,834
Surrenders, withdrawals and death benefits	(219,934)	(238,698)	(189,130)
Net transfers from/(to) other subaccounts or fixed rate option	(61,549)	(51,437)	(54,342)
Miscellaneous transactions	(486)	(657)	(1,245)
Administrative and other charges	(166,492)	(170,977)	(169,362)
Net Contributions (Withdrawals) by Contract Owners	(265,311)	(312,985)	(249,771)
SPVA
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	(186)	(205)	(901)
Net transfers from/(to) other subaccounts or fixed rate option	0	0	0
Miscellaneous transactions	0	0	0
Administrative and other charges	0	0	0
Net Contributions (Withdrawals) by Contract Owners	(186)	(205)	(901)
SPVL
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	0	0	0
Policy loans	(15,185)	(11,905)	(16,669)
Policy loan repayments and interest	72,781	13,437	80,993
Surrenders, withdrawals and death benefits	(283,235)	(119,713)	(201,771)
Net transfers from/(to) other subaccounts or fixed rate option	(14,520)	(13,789)	0
Miscellaneous transactions	(1,598)	7	(1,147)
Administrative and other charges	(9,887)	(10,962)	(11,540)
Net Contributions (Withdrawals) by Contract Owners	$ (251,644)	$ (142,925)	$ (150,134)